Offerings - Offering: 1	Feb. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.01 par value per share
Amount Registered | shares	200,000,000
Maximum Aggregate Offering Price	$ 200,000,000.00
Amount of Registration Fee	$ 27,620.00
Offering Note	(1) There are being registered hereunder such indeterminate number of ordinary shares as shall have an aggregate initial offering price not to exceed $200,000,000. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the ordinary shares being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the ordinary shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) The registrant previously paid a fee of $36,900 related to $250,000,000 of the registrant's ordinary shares that may be issued and sold under an equity distribution agreement, as amended, with Piper Sandler & Co., Stifel, Nicolaus & Company, Incorporated, Cantor Fitzgerald & Co., RBC Capital Markets, LLC, and Citizens JMP Securities, LLC, which is applied to the registrant's total registration fee.